Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities
Components of trade and other payables

	December 31,	December 31,
	2021	2020
Accounts payable	$7,515,566	$6,871,970
Accrued liabilities	2,255,074	2,651,839

Total	$9,770,640	$9,523,809